Subsidiary Notes Payable (Tables)	12 Months Ended
Dec. 31, 2024
Subsidiary Notes Payable [Abstract]
Schedule of Notes Payable	As of December 31, 2024 and December 31, 2023, the balance of notes payable consists of the following:

	2024 $	2023 $
Balance as of December 31,
Loans	4,111	3,439
Convertible notes	—	260
Total subsidiary notes payable	4,111	3,699

Schedule of Convertible Notes Outstanding
The activities of the convertible notes were as follows:

	Knode $	Appeering $	Sonde $	Total $
January 1, 2022	94	141	2,461	2,696
Gross principal - issuance of notes - financing activity	—	—	393	393
Accrued interest on convertible notes - finance costs	5	8	48	60
Changes in fair value - finance costs	—	—	502	502
Deconsolidation	—	—	(3,403)	(3,403)
Balance as of January 1, 2023	99	149	—	248
Accrued interest on convertible notes - finance costs	5	8	—	13
Balance as of December 31, 2023 and January 1, 2024	104	156	—	260
Accrued interest on convertible notes - finance costs	5	7	—	12
Forgiveness of debt – entity dissolution – finance income	(109)	(164)	—	(273)
Balance as of December 31, 2024	—	—	—	—